--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS
MAY 31, 2001
(UNAUDITED)
================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (18.66%)
------------------------------------------------------------------------------------------------------------------------------------
Dollar Denominated (15.41%)
Banking/Financial Services (3.13%)
Merita Bank, 7.500%, due 12/29/49                                                           375,000      $     374,876
Merita Bank, 7.150%, due 12/29/49                                                           625,000            634,331
UBS PFD Funding Trust, 8.622%, due 10/01/10                                                 280,000            304,808
                                                                                                         -------------
                                                                                                             1,314,015
                                                                                                         -------------
Cable/Media (0.55%)
British Sky Broadcast, 8.200%, due 07/15/09                                                 230,000            228,988
                                                                                                         -------------

Electric Utility (1.15%)
Hydro-Quebec, 8.050%, due 07/07/24                                                          430,000            482,942
                                                                                                         -------------

Forest Products (1.94%)
Abitibi Consolidated, 6.950%, due 04/01/08                                                   50,000             48,361
Abitibi Consolidated, 8.550%, due 08/01/10                                                  130,000            138,258
Abitibi Consolidated, 7.500%, due 04/01/28                                                  180,000            159,660
Kimberly Clark de Mexico, 8.875%, due 08/01/09                                              355,000            367,425
Stora Enso Oyj, 7.375%, due 05/15/11                                                        100,000            101,342
                                                                                                         -------------
                                                                                                               815,046
                                                                                                         -------------
Government (2.48%)
Republic of Panama, 9.625%, due 02/08/11                                                     70,000             71,365
Republic of Panama, 8.875%, due 09/30/27                                                    425,000            380,375
Republic of Panama, 9.375%, due 04/01/29                                                    125,000            128,125
United Mexican States Global, 8.500%, due 02/01/06                                          370,000            383,135
United Mexican States Global, 9.875%, due 02/01/10                                           70,000             76,300
                                                                                                         -------------
                                                                                                             1,039,300
                                                                                                         -------------
Oil & Gas Production (1.93%)
PDVSA Finance, 8.750%, due 02/15/04                                                         331,200            336,168
PDVSA Finance, 6.650%, due 02/15/06                                                         385,000            366,851
Petro Mexicano (Pemex), 9.150%, due 11/15/18                                                100,000            105,863
                                                                                                         -------------
                                                                                                               808,882
                                                                                                         -------------
Telecommunication (4.23%)
British Telecomunication PLC, 8.125%, due 12/15/10                                          360,000            380,808
KPN Qwest, 8.125%, due 06/01/09                                                             225,000            189,000
Royal KPN, 8.000%, Due 10/01/10                                                              85,000             83,389




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2001
(UNAUDITED)
================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Foreign Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Telecommunication (Continued)
SK Telecom, 7.750%, due 04/29/04                                                            415,000      $     429,467
Telefonica Europe, 7.750%, due 09/15/10                                                     205,000            213,382
Telefonos Mexico, 8.250%, due 01/26/06                                                      470,000            476,462
                                                                                                          ------------
                                                                                                             1,772,508
                                                                                                          ------------
Total Dollar Denominated                                                                                 $   6,461,681
                                                                                                          ------------

Non-Dollar Denominated (3.25%)
Corning, 5.625%, due 02/18/05 (E)                                                           215,000      $     180,649
Federal Home Loan Mortgage Corporation, 5.250%, due 01/15/06 (E)                            150,000            128,539
International Bank of Reconciliation and Development, 5.500%, due 05/14/03 (A)            1,560,000            789,173
KPN Qwest, 7.125%, due 06/01/09 (E)                                                         390,000            262,468
                                                                                                          ------------
Total Non-Dollar Denominated                                                                                 1,360,829
                                                                                                          ------------

Total Foreign Non-Convertible Corporate Bonds (Cost $8,079,550)                                          $   7,822,510
                                                                                                          ------------

Domestic Non-Convertible Corporate Bonds (49.86%)
------------------------------------------------------------------------------------------------------------------------------------

Asset Backed Securities (0.66%)
Americredit 2000-A  Tranch A3, 7.150%, due 08/12/04                                         270,000      $     275,821
                                                                                                          ------------

Banking/Financial Services (11.58%)
Bankers Trust Preferred Capital Trust II, 7.875%, due 02/25/27                              825,000            805,852
Capital One Bank, 6.875%, due 02/01/06                                                      310,000            303,589
CitiGroup Inc., 6.750%, due 12/01/05                                                        100,000            103,418
CitiGroup Inc., 6.500%, due 01/18/11                                                        230,000            228,473
Conseco Inc., 9.000%, due 10/15/06                                                          190,000            180,025
Ford Motor Credit, 7.375%, due 2/1/11                                                       540,000            550,708
General Electric Capital Corp., 6.800%, due 11/01/05                                        260,000            272,719
GMAC, 6.750%, due 01/15/06                                                                  450,000            457,020
GMAC, 7.250%, due 03/02/11                                                                  210,000            213,660
Mellon Capital I, 7.720%, due 12/01/26                                                      505,000            491,365
Salomon Smith Barney Holdings, 5.875%, due 3/15/06                                          490,000            486,663
State Street Institutional Trust, 7.940%, due 12/30/26                                      760,000            759,187
                                                                                                          ------------
                                                                                                             4,852,679
                                                                                                          ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------

Cable/Media (2.18%)
AOL Time Warner, 6.750%, due 4/15/11                                                        200,000      $     197,554
Cablevision Systems Corporation, 7.875%, due 02/15/18                                       765,000            715,742
                                                                                                          ------------
                                                                                                               913,296
                                                                                                          ------------
Electric Utilities (10.06%)
AES Corporation, 9.375%, due 09/15/10                                                       225,000            230,906
AES Corporation, 8.875%, due 02/15/11                                                       250,000            249,375
AES Corporation, 9.670%, due 01/02/29                                                       130,000            133,484
American Electric Power, 6.125%, due 05/15/06                                               120,000            118,520
Arizona Public Service (PVNGS II), 8.000%, due 12/30/15                                     215,000            216,862
Cleveland Electric (Beaver Valley), 9.000%, due 06/01/17                                    255,000            270,547
Connecticut Light & Power, 5.360%, due 3/30/07                                              250,000            250,342
Dynegy Holdings, Inc., 6.875%, due 4/1/11                                                   240,000            234,902
Exelon Corp., 6.750%, due 05/01/11                                                           60,000             59,026
Georgia-Pacific, 8.875%, due 05/15/31                                                        60,000             61,709
HQI Transelectric, 7.875%, due 4/15/11                                                      420,000            411,907
Kinder Morgan Energy, 6.750%, due 3/15/11                                                   380,000            374,862
Mirant Corp., 8.625%, due 06/30/12                                                          380,000            390,758
Nisource Finance, 7.875%, due 11/15/10                                                      210,000            222,476
NRG Energy Inc., 7.750%, due 04/01/11                                                       150,000            151,611
Progress Energy, 7.100%, due 03/01/11                                                       210,000            212,016
PSEG Power, 7.750%, due 4/15/11                                                             330,000            335,511
Sempra Energy, 6.950%, due 12/01/05                                                         170,000            167,914
Southern California Edison, 7.200%, due 11/03/03                                            180,000            126,900
                                                                                                          ------------
                                                                                                             4,219,628
                                                                                                          ------------
Manufacturing/Industrial (8.30%)
Alcan Inc., 6.450%, due 05/15/11                                                            220,000            217,017
Alliance Pipeline, 6.996%, due 12/31/19                                                     200,000            195,826
Chevron Phillips, 7.000%, due 3/15/11                                                       150,000            149,748
Citizens Communications Company, 9.250%, due 05/15/11                                       260,000            270,234
Comcast Cable, 6.750%, due 01/30/11                                                         340,000            335,580
Kellogg Co., 6.000%, due 04/01/06                                                           210,000            207,268
Kellogg Co., 6.600%, due 04/01/11                                                            80,000             78,186
Kellogg Co., 7.450%, due 04/01/31                                                            60,000             59,566
Lockheed Martin, 8.200%, due 12/01/09                                                        35,000             38,054


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2001
(UNAUDITED)
================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing/Industrial (Continued)
Lockheed Martin, 8.500%, due 12/01/29                                                       105,000      $     117,335
Northrop Grumman, 7.125%, due 02/15/11                                                      180,000            178,747
Phelps Dodge, 9.500%, due 06/01/31                                                          600,000            603,698
Qwest Capital Funding, 7.250%, due 02/15/11                                                 600,000            601,896
Qwest Capital Funding, 7.750%, due 02/15/31                                                 250,000            248,383
Unilever Capital, 6.875%, due 11/1/05                                                       170,000            177,225
                                                                                                          ------------
                                                                                                             3,478,763
                                                                                                          ------------
Media/Entertainment (1.80%)
News America, 10.125%, due 10/15/12                                                         375,000            406,530
News America, 9.250%, due 02/1/13                                                           285,000            317,521
News America, 8.250%, due 08/10/18                                                           30,000             29,703
                                                                                                          ------------
                                                                                                               753,754
                                                                                                          ------------
Oil & Gas Production (1.04%)
Pioneer Natural Resource, 9.625%, due 04/01/10                                               80,000             88,983
Praxair Inc., 6.500% due 03/01/08                                                           120,000            119,329
Transocean Offshore, 6.625%, due 04/15/11                                                   230,000            226,927
                                                                                                          ------------
                                                                                                               435,239
                                                                                                          ------------
Retail (5.07%)
Anheuser Busch, 6.000%, due 04/15/11                                                        180,000            176,962
Aramark, 7.000%, due 07/15/06                                                               290,000            278,382
Delhaize America. 8.125%, due 04/15/11                                                      130,000            134,836
Delhaize America. 9.000%, due 04/15/31                                                       70,000             75,130
Federated Department Stores, 6.790%, due 07/15/27                                           260,000            265,631
Great Atlantic & Pacific Tea Company, 7.750%, due 04/15/07                                  565,000            433,197
Kroger Co., 7.800, due 08/15/07                                                             420,000            443,285
J.C. Penney Co., Inc., 9.750%, due 06/15/21                                                 225,000            174,636
Rite Aid Corporation, 7.125%, due 01/15/07                                                  110,000             91,300
Rite Aid Corporation, 7.700%, due 02/15/27                                                   70,000             52,150
                                                                                                          ------------
                                                                                                             2,125,509
                                                                                                          ------------
Telecommunication (6.94%)
AT & T Wireless, 8.750%, due 03/01/31                                                       230,000            242,484
Global Crossing, 8.700%, due 08/01/07                                                       390,000            351,000
MCI Communications Corporation, 7.125%, due 06/15/27                                      1,430,000          1,454,968
Sprint, 6.900%, due 05/01/19                                                                195,000            171,856
Sprint Capital Corp., 7.625%, due 01/30/11                                                  160,000            159,611
Verizon Global, 7.750%, due 12/01/30                                                        510,000            529,931
                                                                                                          ------------
                                                                                                             2,909,850
                                                                                                          ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Domestic Non-Convertible Corporate Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Transportation (2.23%)
CSX Corp., 6.750%, due 03/15/11                                                             320,000      $     314,880
Norfolk Southern Corporation, 7.050%, due 05/01/37                                          605,000            622,261
                                                                                                          ------------
                                                                                                               937,141
                                                                                                          ------------

Total Domestic Non-Convertible Corporate Bonds (Cost $21,169,808)                                        $  20,901,680
                                                                                                          ------------

U.S. Government Agencies (22.16%)
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation, 5.000%, 01/15/04                                    945,000      $     948,251
Federal Home Loan Mortgage Corporation, 6.500%, 07/01/29                                    545,825            540,902
Federal National Mortgage Association, 6.500%, 08/15/04                                     950,000            989,929
Federal National Mortgage Association, 5.250%, 01/15/09                                     935,000            898,769
Federal National Mortgage Association, 6.500%, 07/01/14                                     303,540            305,896
Federal National Mortgage Association, 7.000%, 10/01/28                                     412,915            417,482
Federal National Mortgage Association, 7.500%, 10/01/30                                     792,157            810,623
Federal National Mortgage Association 30 Yr MBS, 7.000%, 07/01/30                           421,827            425,834
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           258,577            261,033
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           277,927            280,568
Federal National Mortgage Association 30 Yr MBS, 7.000%, 10/01/30                           922,504            931,268
Government National Mortgage Association, 8.000%, 09/15/26                                  280,346            291,691
Government National Mortgage Association, 7.500%, 12/15/27                                  376,078            387,123
Government National Mortgage Association, 6.500%, 10/15/28                                  341,855            339,930
Government National Mortgage Association, 6.000%, 01/15/29                                  484,791            471,993
Government National Mortgage Association, 7.000%, 09/15/29                                  689,809            699,397
Government National Mortgage Association, 6.000%, 03/15/31                                  294,516            286,738
                                                                                                          ------------
Total U.S. Government Agencies (Cost $9,009,436)                                                         $   9,287,427
                                                                                                          ------------
U.S. Government Obligations (7.44%)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5.750%, 11/15/05                                                        800,000      $     825,248
U.S. Treasury Note, 7.000%, 07/15/06                                                        120,000            130,369
U.S. Treasury Note, 6.125%, 08/15/07                                                        120,000            125,887
U.S. Treasury Note, 6.000%, 08/15/09                                                        800,000            831,752
U.S. Treasury Note, 5.000%, 02/15/11                                                         20,000             19,394
U.S. Treasury Note, 8.125%, 08/15/21                                                         85,000            106,635
U.S. Treasury Note, 7.625%, 02/15/25                                                        393,000            476,265
U.S. Treasury Note, 6.250%, 05/15/30                                                        570,000            601,795
                                                                                                          ------------
Total U.S. Government Obligations (Cost $3,139,589)                                                      $   3,117,345
                                                                                                          ------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2001
(UNAUDITED)
================================================================================

                                                                                              Face            Value
                                                                                             Amount*         (Note 1)
                                                                                             ------           ------
Short-Term Investments (0.71%)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (0.71%)
Household Finance, 4.170%, due 06/01/01                                                     299,000      $     299,000
                                                                                                          ------------
Total Short Term Investments (Cost $ 299,000)                                                            $     299,000
                                                                                                          ------------

Total Investments (98.83%) (Cost $41,697,383+)                                                              41,427,962
Cash and Other Assets in Excess of Liabilities (1.17%)                                                         492,181
                                                                                                          ------------
Net Assets (100.00%)                                                                                     $  41,920,143
                                                                                                          ------------
Net asset value, offering and redemption price per share:
Class A Shares,4,392,909 shares outstanding                                                              $        9.54
                                                                                                          ============
Class B Shares,      104 shares outstanding                                                              $        9.54
                                                                                                          ============
Class C Shares,      104 shares outstanding                                                              $        9.54
                                                                                                          ============


+ Aggregate cost for federal income tax purposes is $41,697,383. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $685,179 and $954,600 respectively.

*    Securities denominated in U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS:

        A   =    Australian Dollar
        E   =    Euro Dollar


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001
(UNAUDITED)
================================================================================


ASSETS

Investments in securities at value (Cost $41,697,383)...........................   $    41,427,962
Receivables:
   Securities sold..............................................................           355,000
   Interest.....................................................................           718,834
   Shares issued................................................................             5,579
Due from Manager................................................................            12,777
                                                                                    --------------
        Total assets............................................................        42,520,152
                                                                                    --------------

LIABILITIES

Payables:
   Securities purchased.........................................................           494,396
   Due to custodian.............................................................            55,784
   Dividends....................................................................            35,603
Accrued expenses and other liabilities..........................................            14,226
                                                                                    --------------
        Total liabilities.......................................................           600,009
                                                                                    --------------
Net Assets......................................................................   $    41,920,143
                                                                                    ==============

Net asset value, offering and redemption price per share:
Class A shares,  4,392,909 shares outstanding...................................   $          9.54
                                                                                    ==============
Class B shares,        104 shares outstanding...................................   $          9.54
                                                                                    ==============
Class C shares,        104 shares outstanding...................................   $          9.54
                                                                                    ==============

ANALYSIS OF NET ASSETS

Paid-in-capital.................................................................   $    44,370,242
Accumulated net realized loss...................................................   (     2,180,637)
Net unrealized  depreciation....................................................   (       269,462)
                                                                                    --------------
         Net Assets.............................................................   $    41,920,143
                                                                                    ==============


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2001
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
   Interest.....................................................................   $     1,495,841
                                                                                    --------------
Expenses: (Note 2)
   Investment management fee....................................................            71,513
   Administration fee...........................................................            48,000
   Shareholder servicing fee (Class B)..........................................                 1
   Shareholder servicing fee (Class C)..........................................                 1
   Custodian expenses...........................................................             6,110
   Shareholder servicing and related shareholder expenses.......................            13,738
   Legal, compliance and filing fees............................................            38,072
   Audit and accounting.........................................................             2,500
   Directors' fees..............................................................             3,006
   Amortization of organization costs...........................................            19,061
   Miscellaneous................................................................             1,244
                                                                                    --------------
      Total expenses............................................................           203,246
        Less:
          Expenses paid indirectly..............................................   (           956)
          Fees waived and expenses reimbursed...................................   (       120,752)
                                                                                    --------------
      Net expenses..............................................................            81,538
                                                                                    --------------
Net investment income...........................................................         1,414,303
                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
   Investments..................................................................   (       405,875)
   Foreign currency transactions................................................             1,860
                                                                                    --------------
                                                                                   (       404,015)
                                                                                    --------------
Net unrealized appreciation (depreciation) on:
   Investments..................................................................         1,648,338
   Translation of assets and liabilities denominated in foreign currencies......             2,570
                                                                                    --------------
Net unrealized appreciation (depreciation)......................................         1,650,908
                                                                                    --------------
   Net realized and unrealized gain (loss)......................................         1,246,893
                                                                                    --------------
Net Increase (decrease) in net assets resulting from operations.................   $     2,661,196
                                                                                    ==============



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                     Six Months
                                                                        Ended                   Year
                                                                    May 31, 2001                Ended
                                                                     (Unaudited)          November 30, 2000
                                                                      ---------           -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income...................................       $     1,414,303            $   2,642,347
  Net realized gain (loss)................................       (       404,015)           (     296,419)
  Net unrealized appreciation (depreciation)..............             1,650,908            (     608,949)
                                                                  --------------             ------------
  Increase (decrease) in net assets from operations.......             2,661,196                1,736,979

Dividends to shareholders from:
  Net investment income:
    Class A...............................................       (     1,414,239)           (   2,633,890)
    Class B...............................................       (            32)           (          66)
    Class C...............................................       (            32)           (          66)

  Net realized gain (loss) on investments:
    Class A..............................................                    -0-                      -0-
    Class B..............................................                    -0-                      -0-
    Class C..............................................                    -0-                      -0-
  Return of capital, Class A..............................                   -0-            (       9,483)

Capital share transactions (Note 3)
    Class A..............................................              2,556,549                5,249,909
    Class B..............................................                    -0-                      -0-
    Class C..............................................                    -0-                      -0-
                                                                  --------------             ------------
  Total increase (decrease)...............................             3,803,442                4,343,383
Net assets:
  Beginning of period.....................................            38,116,701               33,773,318
                                                                  --------------             ------------
  End of period...........................................       $    41,920,143            $  38,116,701
                                                                  ==============             ============





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.

Back Bay Funds, Inc. (the "Fund") is an open-end, diversified management investment company currently comprised of the Total Return Bond Fund (the "Portfolio"). The Portfolio's investment objective is to seek to maximize total return by investing primarily in higher quality, fixed and floating-rate debt instruments. The generation of income is a secondary objective. The Portfolio has three classes of stock authorized, Class A, Class B and Class C. The Class A shares of the Portfolio are available to corporate, institutional and individual investors ("Institutional Investors") and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. The Class B shares of the Portfolio are subject to a service fee pursuant to the Portfolio's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class B shareholders for which they receive compensation from the Manager or the Distributor. The Class C shares of the Portfolio are available to qualified retirement plan clients of life insurance companies ("Insurance Company Investors") and, as are the Class B shares, the Class C shares are subject to a service fee pursuant to the Portfolio's 12b-1 Plan and either are sold directly to Insurance Company Investors or are sold through financial intermediaries who provide servicing to Class C shareholders for which they receive compensation from the Manager or Distributor. Unlike the Class B and Class C shares, the Class A shares are not subject to a service fee. In all other respects, the Class A, Class B and Class C shares represent the same interest in the income and assets of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -

     Securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). All other securities for which market prices are not readily available are priced on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The valuations provided by such pricing service will be based upon fair market value determined most likely on the basis of the factors listed above. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by the Board of Directors.

     b)   Foreign Currency Translation -

     Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Portfolio purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies. (Continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates of foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     c)   Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)   Dividends and Distributions -

     Dividends from investment income are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     e)   Organization Costs -

     Organization expenses are being deferred and amortized on a staight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     f)   Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     g)   General -

     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Portfolio pays an investment management fee to Back Bay Advisors, L.P. (the "Manager") equal to .35% of the Portfolio's average daily net assets.

Pursuant to an  Administrative  Services
Agreement, the Portfolio pays to Reich & Tang Asset Management L.P. (the "Administrator") an annual fee equal to .15% of the Portfolio's average net assets up to $100 million, .125% of the next $150 million of such assets, .10% of the next $250 million of such assets and .075% of such assets over $500 million, with a minimum monthly fee of $8,000.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Portfolio and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Class B and Class C shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Portfolio with respect only to Class B and Class C shares, a service fee equal to .25% per annum of the average daily net assets.

The Manager and the Administrator at their discretion may voluntarily waive all or a portion of the Management Fees and Administration Fees and voluntarily reimburse the Portfolio's other operating expenses to the extent necessary to maintain the Total Portfolio Operating Expenses at not more than .40%, .65% and
 .80% of the Portfolio's average net assets with respect to the Class A, B and C shares, respectively.

For the period ended May 31, 2001, the Manager voluntarily waived investment management fees of $71,513 and reimbursed other operating expenses of $49,239.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $956. Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $12,500 paid to Reich & Tang Services, Inc. an affiliate of the Administrator as shareholder servicing agent for the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At May 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $44,370,242. Transactions in capital stock were as follows:


                                                  Six Months                                    Year
                                                     Ended                                      Ended
                                                 May 31, 2001                             November 30, 2000
                                      -----------------------------------       -------------------------------------
                                            Shares             Amount                Shares                Amount
                                            ------             ------                ------                ------
Class A
-------
Sold................................          239,629     $     2,293,208               459,199     $      4,312,179
Issued on reinvestment of dividends.          122,081           1,166,052               221,190            2,062,048
Redeemed............................  (        94,467)    (       902,711)      (       120,307)    (      1,124,318)
                                       --------------      --------------        --------------      ---------------
Net increase (decrease).............          267,243           2,556,549               560,082            5,249,909
                                      ===============     ===============       ===============     ================


There was no activity for Classes B and C for the period ended May 31, 2001 and for the fiscal year ended November 30, 2000.

4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $21,080,092 and $17,852,672, respectively. Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales. Accumulated net realized losses at May 31, 2001 amounted to $2,180,637. At May 31, 2001, the Fund had tax basis capital losses of $1,672,819 which may be carried forward to offset future gains. Such losses expire in November 30, 2007 and 2008.

5. Subsequent Event.

On June 28, 2001, the sole shareholder of the Fund approved a plan of Complete Liquidation and Dissolution of the Fund. On June 29, 2001, the remaining assets of the Fund were distributed in redemption of all of the outstanding shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights.


                                                                                      CLASS A
                                                     ------------------------------------------------------------------------------
                                                     Six Months         Year               Year             December 22, 1997
                                                        Ended           Ended              Ended         (Commencement of Sales) to
                                                     May 31, 2001   November 30, 2000  November 30, 1999    November 30, 1998
                                                     ------------   -----------------  -----------------    -----------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $    9.24         $    9.47         $   10.32           $    10.00
                                                     ------------      ------------      ------------         ------------
Income from investment operations:
   Net investment income.........................         0.33              0.67              0.64                 0.59
Net realized and unrealized
   gains (losses) on investments.................         0.30         (    0.23  )      (    0.69  )              0.32
                                                     ------------       ----------        ----------          ------------
Total from investment operations.................         0.63              0.44         (    0.05  )              0.91
                                                     ------------      ------------       ----------          ------------
Less distributions:
   Dividends from net investment income..........    (    0.33  )      (    0.67  )      (    0.64  )        (     0.59   )
   Distributions from net realized gains.........         --                --           (    0.16  )              --
                                                     ------------      ------------       ----------          ------------
Total distributions..............................    (    0.33  )      (    0.67  )      (    0.80  )        (     0.59   )
                                                      ----------        ----------        ----------          ------------
Net asset value, end of period...................    $    9.54         $    9.24         $    9.47           $    10.32
                                                     ===========       ===========       ===========         ============
Total Return.....................................         6.85% (a)         4.84%**      (    0.45% )             9.42% (a)
Ratios/Supplemental Data
   Net assets, end of period (000)...............    $   41,918        $   38,115          $ 33,771          $   41,101
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+          0.40%*            0.40%             0.40%               0.41%*
   Net investment income.........................         6.92%*            7.20%             6.52%               6.22%*
   Management fees waived........................         0.35%*            0.35%             0.35%               0.35%*
   Expenses reimbursed...........................         0.24%*            0.26%             0.17%               0.58%*
   Expense offsets...............................         0.01%*            0.00%             0.00%               0.01%*
   Portfolio turnover rate.......................        43.93%            44.35%           165.41%             220.55%


*    Annualized
** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.
+    Includes expense offsets.
(a)  Not annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)


                                                                                      CLASS B
                                                     ------------------------------------------------------------------------------
                                                     Six Months         Year               Year             December 22, 1997
                                                        Ended           Ended              Ended         (Commencement of Sales) to
                                                     May 31, 2001   November 30, 2000  November 30, 1999    November 30, 1998
                                                     ------------   -----------------  -----------------    -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $    9.24         $    9.47         $   10.32           $   10.00
                                                     ------------      ------------      ------------        -------------
Income from investment operations:
   Net investment income.........................         0.31              0.64              0.61                0.56
Net realized and unrealized
    gains (losses) on investments................         0.30         (    0.23  )      (    0.69  )             0.32
                                                     ------------       ----------        ----------         -------------
Total from investment operations.................         0.61              0.41         (    0.08  )             0.88
                                                     ------------      ------------       ----------         -------------
Less distributions:
   Dividends from net investment income..........    (    0.31  )      (    0.64  )      (    0.61  )        (    0.56   )
   Distributions from net realized gains.........         --                --           (    0.16  )             --
                                                     ------------      ------------       ----------          -----------
Total distributions..............................    (    0.31  )      (    0.64  )      (    0.77  )        (    0.56   )
                                                      ----------        ----------        ----------          -----------
Net asset value, end of period...................    $    9.54         $    9.24         $    9.47           $   10.32
                                                     ===========       ===========       ===========         ============
Total Return.....................................         6.67% (a)         4.46%**      (    0.76% )             9.09%  (a)
Ratios/Supplemental Data
Net assets, end of period (000)..................    $         1          $      1            $    1          $        1
Ratios to average net assets:
Expenses (net of fees waived and reimbursed)+             0.65%*            0.65%             0.65%               0.66%*
   Net investment income.........................         6.57%*            6.83%             6.20%               5.91%*
   Management fees waived........................         0.35%*            0.35%             0.35%               0.60%*
   Expenses reimbursed...........................         0.24%*            0.26%             0.17%               0.58%*
   Expense offsets...............................         0.01%*            0.00%             0.00%               0.01%*
   Portfolio turnover rate.......................        43.93%            44.35%           165.41%             220.55%



*    Annualized
** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.
+    Includes expense offsets.
(a)  Not annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BACK BAY FUNDS, INC.
TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

6. Financial Highlights. (Continued)

                                                                                      CLASS C
                                                     ------------------------------------------------------------------------------
                                                     Six Months         Year               Year             December 22, 1997
                                                        Ended           Ended              Ended         (Commencement of Sales) to
                                                     May 31, 2001   November 30, 2000  November 30, 1999    November 30, 1998
                                                     ------------   -----------------  -----------------    -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...............  $    9.24         $    9.47         $   10.32           $   10.00
                                                     ------------      ------------      ------------        -------------
Income from investment operations:
   Net investment income...........................       0.31              0.64              0.61                0.56
Net realized and unrealized
   gains (losses) on investments...................       0.30         (    0.23  )      (    0.69  )             0.32
                                                     ------------       ----------        ----------         -------------
Total from investment operations...................       0.61              0.41         (    0.08  )             0.88
                                                     ------------      ------------       ----------         -------------
Less distributions:
   Dividends from net investment income............  (    0.31  )      (    0.64  )      (    0.61  )        (    0.56   )
   Distributions from net realized gains...........       --                --           (    0.16  )             --
                                                     ------------      ------------       ----------         -------------
Total distributions................................  (    0.31  )      (    0.64  )      (    0.77  )        (    0.56   )
                                                      ----------        ----------        ----------          -----------
Net asset value, end of period.....................  $    9.54         $    9.24         $    9.47           $   10.32
                                                     ===========       ===========       ===========         ============
Total Return.......................................       6.67% (a)         4.46%**      (    0.76% )             9.09%  (a)
Ratios/Supplemental Data
Net assets, end of period (000)....................  $         1       $         1       $         1         $         1
Ratios to average net assets:
   Expenses (net of fees waived and reimbursed)+          0.80%*            0.80%             0.80%               0.81%*
   Net investment income...........................       6.57%*            6.83%             6.20%               5.91%*
   Management fees waived..........................       0.35%*            0.35%             0.35%               0.60%*
   Expenses reimbursed.............................       0.24%*            0.26%             0.17%               0.58%*
   Expense offsets.................................       0.01%*            0.00%             0.00%               0.01%*
   Portfolio turnover rate.........................      43.93%            44.35%           165.41%             220.55%


*    Annualized
** During the year the Manager reimbursed the Fund for losses on investments not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.21%.
+    Includes expense offsets.
(a)  Not annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                         BACK BAY
                                        FUNDS, INC.


                                   TOTAL RETURN BOND FUND






                                        May 31, 2001
                                     Semi-Annual Report
                                        (Unaudited)








                                      [GRAPHIC OMITTED]
                                   Back Bay Advisors, L.P.
                                   -----------------------